UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     Stamford, CT     November 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $57,331 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      Dolphin Holdings Corp.
     28-11256                      Donald T. Netter
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE CASH EXPRESS INC           COM              4403101       1883    62998          DEFINED 2                1883
ANGELICA CORP                  COM              34663104      4848   285000          DEFINED 2                4848
APRIA HEALTHCARE GROUP         COM              37933108      1549    78470          DEFINED 2                1549
ATI TECHNOLOGIES INC           COM              1941103       4506   209960          DEFINED 2                4506
BRINKS COMPANY (THE)           COM              109696104     1910    36000          DEFINED 2                1910
BRISTOL-MYERS SQUIBB CO        COM              110122108      623    25000          DEFINED 2                 623
CHAMPPS ENTERTAINMENT INC      COM              158787101      709   116640          DEFINED 2                 709
I-MANY INCORPORATED            COM              44973Q103     1506   752823          DEFINED 2                1506
INCO LTD                       PUT              453258952        1    14700     P    DEFINED 2                   1
INCO LTD                       COM              453258402     9148   120000          DEFINED 2                9148
INFOUSA INC                    COM              456818301     8878  1069628          DEFINED 2                8878
JOHNSON OUTDOORS INC           CL A             479167108     3302   191000          DEFINED 2                3302
KATY INDS INC                  COM              486026107      442   156800          DEFINED 2                 442
MAVERICK TUBE CORP             COM              577914104     4875    75000          DEFINED 2                4875
MAVERICK TUBE CORP             PUT              577914954        0     7400     P    DEFINED 2                   0
MTR GAMING GROUP INC           COM              553769100     1255   133620          DEFINED 2                1255
NORTHWESTERN CORPORATION       COM NEW          668074305     3759   107451          DEFINED 2                3759
PMA CAPITAL CORP               CL A             693419202     1384   156866          DEFINED 2                1384
QLT INC                        COM              746927102      456    60000          DEFINED 2                 456
SUN TIMES MEDIA GROUP INC      CL A             86688Q100     2772   420000          DEFINED 2                2772
TIME WARNER INC                COM              887317105     2962   162500          DEFINED 2                2962
WHX CORP                                        929248508      563    62563          DEFINED 2                 563